Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Disclosure of Detailed Information on Accounts Payable and Other Liabilities

	December 31, 2019	December 31, 2018

Trade accounts payable	$6,551	$4,213
Employee-related accruals	2,643	3,249
Other accrued liabilities	2,101	1,941

	$11,295	$9,403